Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	$ 1,951	$ 2,712	$ 2,914
Research & development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	524	876	1,210
General & administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation	$ 1,427	$ 1,836	$ 1,704